FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1
Assets, Fair Value Disclosure [Abstract]
Assets -cash & cash equivalents	$ 69,935,000	$ 105,027,484	$ 30,043,046	$ 12,889,931
Assets -restricted cash	2,768,000	2,767,471
Total Assets	72,703,000	107,794,955	30,043,046	12,889,931
Liabilities:
Forward purchase option derivative	0	0
Earnout liability	0	0
Total Liabilities	13,841,000	15,395,625	0	0
Level 1 | Public Warrants
Liabilities:
Warrant liabilities	13,841,000	15,395,625
Level 1 | Private Warrants
Liabilities:
Warrant liabilities	0	0
Level 1 | Common stock warrants
Liabilities:
Warrant liabilities		15,396,000	0	0
Level 1 | Preferred stock warrants
Liabilities:
Warrant liabilities		0	0	0
Level 2
Assets, Fair Value Disclosure [Abstract]
Assets -cash & cash equivalents	0	0	0	0
Assets -restricted cash	0	0
Total Assets	0	0	0	0
Liabilities:
Forward purchase option derivative	0	0
Earnout liability	0	0
Total Liabilities	5,979,000	6,649,125	0	0
Level 2 | Public Warrants
Liabilities:
Warrant liabilities	0	0
Level 2 | Private Warrants
Liabilities:
Warrant liabilities	5,979,000	6,649,125
Level 2 | Common stock warrants
Liabilities:
Warrant liabilities		0	0	0
Level 2 | Preferred stock warrants
Liabilities:
Warrant liabilities		6,649,000	0	0
Level 3
Assets, Fair Value Disclosure [Abstract]
Assets -cash & cash equivalents	0	0	0	0
Assets -restricted cash	0	0
Total Assets	0	0	0	0
Liabilities:
Forward purchase option derivative	17,609,000	4,202,562
Earnout liability	20,145,000	27,133,563
Total Liabilities	37,754,000	31,337,000	2,122,399	1,238,825
Level 3 | Public Warrants
Liabilities:
Warrant liabilities	0	0
Level 3 | Private Warrants
Liabilities:
Warrant liabilities	$ 0	0
Level 3 | Common stock warrants
Liabilities:
Warrant liabilities		0	49,863	59,624
Level 3 | Preferred stock warrants
Liabilities:
Warrant liabilities		$ 0	$ 2,072,536	$ 1,179,201